Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 118,768	¥ 98,073
Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	39,866	60,564
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	10.20%	8.40%
Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)	Direct capitalization	Direct capitalization
Significant Unobservable Inputs	Capitalization rate	Capitalization rate
Weighted Average Discount Rate	10.30%	10.70%
Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	60,665	21,960
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	5.60%	6.90%
Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	18,237	11,845
Valuation Technique(s)	Discounted cash flows	Discounted cash flows
Significant Unobservable Inputs	Discount rate	Discount rate
Weighted Average Discount Rate	7.10%	6.60%
Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value		¥ 3,704
Valuation Technique(s)		Discounted cash flows
Significant Unobservable Inputs		Discount rate
Weighted Average Discount Rate		8.80%
Minimum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.30%	5.40%
Minimum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.60%	5.00%
Minimum | Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	5.20%	4.40%
Minimum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	3.90%	4.70%
Minimum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		5.00%
Maximum | Real Estate Collateral Dependent Loans | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	19.00%	19.00%
Maximum | Real Estate Collateral Dependent Loans | Direct Capitalization Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	19.00%	21.00%
Maximum | Investment in Operating Leases and Other Operating Assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	11.00%	12.70%
Maximum | Land And Buildings Undeveloped Or Under Construction | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.90%	9.60%
Maximum | Certain investment in affiliates | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate		9.20%